Notes Payable	12 Months Ended
Dec. 31, 2017
Notes Payable [Abstract]
Notes Payable

Note 5. Notes Payable

On July 29, 2015, the Company entered into equity purchase agreements (the “Equity Line Purchase Agreements”) and registration rights agreements with certain accredited institutional investors. In consideration for entering into the Equity Line Purchase Agreements, the Company issued to the investors promissory notes having an aggregate principal amount of $300,000, which were recorded as stock issuance costs. The promissory notes had an issuance date present value of $282,071 and were repaid on April 15, 2016. The promissory notes did not include terms for interest, therefore the interest was imputed at 9%. Total discount amortization of $7,281 was recorded as interest expense for the year ended December 31, 2016. The discount was accreted over the term of the promissory notes using the effective interest rate method.